Income Taxes Effective Income Tax Rate Reconciliation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Reconciliation (Table Amounts) [Abstract]
Income tax expense at statutory rate	$ 535	$ 786	$ 1,480
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	35.00%
Stock compensation - excess tax benefits	$ (14)	$ (27)	$ (48)
Stock compensation - excess tax benefits, Percent	(0.50%)	(0.70%)	(1.10%)
Research credit	$ (216)	$ (186)	$ (130)
Research credit, Percent	(8.50%)	(5.00%)	(3.10%)
Foreign derived intangible income	$ (28)	$ (16)	$ 0
Foreign derived intangible income, Percent	(1.10%)	(0.40%)	0.00%
Manufacturing deduction	$ 0	$ 0	$ (97)
Manufacturing deduction, Percent	0.00%	0.00%	(2.30%)
Settlements with taxing authorities	$ 0	$ 0	$ (42)
Settlements with taxing authorities, Percent	0.00%	0.00%	(1.00%)
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Amount	$ 0	$ (84)	$ 285
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Percent	0	(0.022)	0.068
Effective Tax Rate Reconciliation, Mark-to-Market benefit tax rate differential, amount	$ 0	$ 0	$ (72)
Effective Tax Rate Reconciliation, Mark-to-Market benefit tax rate differential, percent	0.00%	0.00%	(1.70%)
Other, net	$ 23	$ 40	$ (16)
Other net, Percent	0.90%	1.00%	(0.40%)
Total federal and foreign income tax expense	$ 300	$ 513	$ 1,360
Effective income tax rate	11.80%	13.70%	32.20%